Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 4,448.0	$ 91.0	$ 3,647.6	$ 4,198.3
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,610.3
Pre-fixed percentage	94.84%
Post-fixed amount	$ 142.1
Post-fixed percentage	5.16%
Total amount	$ 2,752.4
Total percentage	100.00%
Pre-fixed amount	$ 3,577.0
Pre-fixed percentage	80.42%
Post-fixed amount	$ 871.0
Post-fixed percentage	19.58%
Total amount	$ 4,448.0
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,610.3
Pre-fixed percentage	94.84%
Post-fixed amount	$ 142.1
Post-fixed percentage	5.16%
Total amount	$ 2,752.4
Total percentage	100.00%
Pre-fixed amount	$ 3,969.2
Pre-fixed percentage	89.24%
Post-fixed amount	$ 478.8
Post-fixed percentage	10.76%
Total amount	$ 4,448.0
Total percentage	100.00%